Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended		18 Months Ended	30 Months Ended	42 Months Ended	54 Months Ended	66 Months Ended	78 Months Ended	90 Months Ended	102 Months Ended	114 Months Ended	120 Months Ended
	Jun. 30, 2016	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2026
C000147928
Account Value [Line Items]
Line Graph and Table Measure Name			Heartland Mid Cap Value Fund - Institutional
Accumulated Value	$ 500,000	$ 593,430		$ 643,099	$ 589,845	$ 740,731	$ 793,902	$ 1,019,305	$ 990,961	$ 1,126,944	$ 1,169,858	$ 1,174,335	$ 1,345,132
C000147929
Account Value [Line Items]
Line Graph and Table Measure Name			Heartland Mid Cap Value Fund - Investor
Accumulated Value	10,000	11,854		12,815	11,716	14,680	15,698	20,113	19,507	22,115	22,916	22,943	26,245
C000063872
Account Value [Line Items]
Line Graph and Table Measure Name			Heartland Value Plus Fund - Institutional
Accumulated Value	500,000	628,415		691,710	602,113	760,432	858,762	1,074,423	1,023,365	1,044,999	1,044,811	1,058,383	1,325,945
C000009766
Account Value [Line Items]
Line Graph and Table Measure Name			Heartland Value Plus Fund - Investor
Accumulated Value	10,000	12,551		13,783	11,974	15,089	16,995	21,218	20,167	20,536	20,473	20,690	25,893
C000063871
Account Value [Line Items]
Line Graph and Table Measure Name			Heartland Value Fund - Institutional
Accumulated Value	500,000	592,147		642,996	565,948	668,585	757,562	923,911	832,375	976,442	1,131,524	1,314,474	1,652,941
C000009765
Account Value [Line Items]
Line Graph and Table Measure Name			Heartland Value Fund - Investor
Accumulated Value	10,000	11,835		12,832	11,273	13,297	15,044	18,324	16,493	19,318	22,347	25,919	32,568
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	500,000	543,961		658,903	624,365	818,036	988,906	1,242,670	1,003,992	1,264,596	1,565,668	1,834,109	2,033,587
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,879		13,178	12,487	16,361	19,778	24,853	20,080	25,292	31,313	36,682	40,672
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	500,000	543,961		658,903	624,365	818,036	988,906	1,242,670	1,003,992	1,264,596	1,565,668	1,834,109	2,033,587
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,879		13,178	12,487	16,361	19,778	24,853	20,080	25,292	31,313	36,682	40,672
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	500,000	543,961		658,903	624,365	818,036	988,906	1,242,670	1,003,992	1,264,596	1,565,668	1,834,109	2,033,587
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,879		13,178	12,487	16,361	19,778	24,853	20,080	25,292	31,313	36,682	40,672
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	500,000	551,094		624,633	547,868	696,132	730,693	937,756	824,922	929,804	1,051,330	1,167,492	1,372,761
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000	11,022		12,493	10,957	13,923	14,614	18,755	16,498	18,596	21,027	23,350	27,455
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	500,000	620,937		669,605	583,467	714,129	747,223	958,466	819,648	939,756	1,015,387	1,143,271	1,406,159
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000	12,419		13,392	11,669	14,283	14,944	19,169	16,393	18,795	20,308	22,865	28,123
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	500,000	620,937		669,605	583,467	714,129	747,223	958,466	819,648	939,756	1,015,387	1,143,271	1,406,159
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 10,000	$ 12,419		$ 13,392	$ 11,669	$ 14,283	$ 14,944	$ 19,169	$ 16,393	$ 18,795	$ 20,308	$ 22,865	$ 28,123